Exhibit 99.1

Nissan Auto Receivables 2020-A Owner Trust

Servicer’s Certificate

Collection Period	31-Aug-20	30/360 Days	30	Collection Period Start	1-Aug-20
Distribution Date	15-Sep-20	Actual/360 Days	29	Collection Period End	31-Aug-20
				Prior Month Settlement Date	17-Aug-20
				Current Month Settlement Date	15-Sep-20

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,119,632,940.81	991,815,860.42	961,327,880.76	0.918053
Yield Supplement Overcollaterization		72,495,090.62	60,985,003.68	58,259,927.46
Total Adjusted Pool Balance		1,047,137,850.19	930,830,856.74	903,067,953.30
Total Adjusted Securities		1,047,137,850.19	930,830,856.74	903,067,953.30	0.862416
Class A-1 Notes	0.97793%	162,000,000.00	45,693,006.55	17,930,103.11	0.110680
Class A-2a Notes	1.45000%	352,000,000.00	352,000,000.00	352,000,000.00	1.000000
Class A-2b Notes	0.00000%	0.00	0.00	0.00	0.000000
Class A-3 Notes	1.38000%	401,000,000.00	401,000,000.00	401,000,000.00	1.000000
Class A-4 Notes	1.70000%	85,000,000.00	85,000,000.00	85,000,000.00	1.000000
Certificates	0.00000%	47,137,850.19	47,137,850.19	47,137,850.19	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	27,762,903.44	35,995.90	171.3759472	0.2221969
Class A-2a Notes	0.00	425,333.33	—	1.2083333
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	0.00	461,150.00	—	1.1500000
Class A-4 Notes	0.00	120,416.67	—	1.4166667
Certificates	0.00	0.00	—	—

Total Securities	27,762,903.44	1,042,895.90

I. COLLECTIONS

Interest:
Interest Collections				2,604,819.08
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				2,604,819.08
Principal:
Principal Collections				29,877,336.04
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				29,877,336.04
Recoveries of Defaulted Receivables				149,208.65

Total Collections				32,631,363.77

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			47,577	930,830,856.74
Total Principal Payment				27,762,903.44

			46,822	903,067,953.30

Nissan Auto Receivables 2020-A Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	32,631,363.77
Reserve Account Draw	0.00
Total Available for Distribution	32,631,363.77
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	826,513.22
Servicing Fee Paid	826,513.22
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	35,995.90
Class A-1 Notes Monthly Interest Paid	35,995.90
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	425,333.33
Class A-2a Notes Monthly Interest Paid	425,333.33
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	461,150.00
Class A-3 Notes Monthly Interest Paid	461,150.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	120,416.67
Class A-4 Notes Monthly Interest Paid	120,416.67
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2020-A Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		1,042,895.90
Total Note Monthly Interest Paid		1,042,895.90
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		30,761,954.65
4. Total Monthly Principal Paid on the Notes		27,762,903.44
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		27,762,903.44
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		2,999,051.21
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		2,999,051.21

V. RESERVE ACCOUNT

Initial Reserve Account Amount		10,471,378.50
Required Reserve Account Amount		10,471,378.50
Beginning Reserve Account Balance		10,471,378.50
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		10,471,378.50
Required Reserve Account Amount for Next Period		10,471,378.50

VI. POOL STATISTICS

Weighted Average Coupon		3.12%
Weighted Average Remaining Maturity		52.22

	Amount	Number
Principal on Defaulted Receivables	610,643.62	20
Principal Recoveries of Defaulted Receivables	149,208.65

Monthly Net Losses	461,434.97
Pool Balance at Beginning of Collection Period	991,815,860.42
Net Loss Ratio for Third Preceding Collection Period	0.41%
Net Loss Ratio for Second Preceding Collection Period	-0.03%
Net Loss Ratio for Preceding Collection Period	0.45%
Net Loss Ratio for Current Collection Period	0.56%
Four-Month Average Net Loss Ratio	0.35%
Cumulative Net Losses for all Periods	1,524,453.94

Nissan Auto Receivables 2020-A Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	1,669,022.48	80	0.17%
61-90 Days Delinquent	571,663.89	28	0.06%
91-120 Days Delinquent	74,627.79	5	0.01%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	2,315,314.16	113	0.24%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.04%	0.03%
Delinquency Ratio for Second Preceding Collection Period	0.07%	0.06%
Delinquency Ratio for Preceding Collection Period	0.04%	0.05%
Delinquency Ratio for Current Collection Period	0.07%	0.07%
Four-Month Average Delinquency Ratio	0.05%	0.05%
60 Day Delinquent Receivables	731,196.28
Delinquency Percentage	0.08%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	6,249,212.53
Number of Extensions	240

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO